Financial Statement Correction of an Immaterial Misstatement (Details Narrative) (10 K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accretion of debt discount	$ 1,091		$ 919	$ 5,627
Gain on extinguishment	$ (1,275)		(1,875)
Financial Statement Correction [Member]
Notes payable			566
Accretion of debt discount			14
Gain on extinguishment			$ 580